Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,
	2022	2023
	RMB	RMB
Building	—	191,743
Leasehold improvements	29,556	29,966
Electronic equipment	13,399	9,846
Furniture and office equipment	5,675	5,577
Vehicles	1,405	1,617
Computer softwares	3,473	3,473
Subtotal	53,508	242,222
Less: accumulated depreciation and amortization	(45,806)	(47,633)
Property, equipment and software, net	7,702	194,589